Retirement Benefit Schemes - Schedule of Defined Benefit Amounts Recognised in Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	£ 74	£ 94
– past service (credit)/cost, curtailments and settlements	(12)	7
– interest on scheme liabilities	327	425
– interest on scheme assets	(296)	(396)
– interest on unrecognised funded scheme surpluses	1		£ 2
Defined benefit schemes	94	130
Defined contribution schemes	88	97
Total amount recognised in the income statement	182	227
Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	72	92
– past service (credit)/cost, curtailments and settlements	(12)	7
– interest on scheme liabilities	300	391
– interest on scheme assets	(289)	(388)
– interest on unrecognised funded scheme surpluses	1		£ 2
Defined benefit schemes	72	102
Defined contribution schemes	88	97
Total amount recognised in the income statement	160	199
Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	2	2
– interest on scheme liabilities	27	34
– interest on scheme assets	(7)	(8)
Defined benefit schemes	22	28
Total amount recognised in the income statement	£ 22	£ 28